ACQUISITION OF ALTERNATIVE SOLUTIONS (Details)						3 Months Ended		6 Months Ended		12 Months Ended
	May 27, 2020 USD ($)	Aug. 14, 2019 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 04, 2017 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	May 31, 2020 USD ($) $ / shares	May 31, 2019 USD ($)	Sep. 11, 2018 $ / shares	Jul. 24, 2018 $ / shares	May 31, 2018 USD ($)
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 2,050,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				10.00%
Debt Instrument, Face Amount										$ 4,000,000
Repayments of Notes Payable									$ 2,638,784	3,999,168	$ 1,060,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability						$ 0	$ 0	$ 0	0	0	321,889
Payment for Contingent Consideration Liability, Operating Activities								850,000		850,000
Goodwill, Impairment Loss						0	0	0	0	25,185,003	0
Goodwill			25,742,899			557,896		557,896		$ 557,896	25,742,899
Share Price (in Dollars per share) | $ / shares										$ 0.06		$ 0.81	$ 0.70
Revenues						$ 4,907,889	$ 3,056,431	$ 8,688,758	$ 5,915,446	$ 11,917,629	8,459,048
Oasis LLCs [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares				22,058,823
Oasis Acquisition [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Number of Subsidiaries					3
Payments to Acquire Businesses, Gross			2,050,000	$ 6,200,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				10.00%
Liabilities Assumed			$ 204,457	$ 204,457
Repayments of Notes Payable		$ 2,500,000
Debt Instrument, Increase (Decrease), Other, Net		$ (138,784)
Business Acquisition, Equity Interest Issued or Issuable, Description			The number of Purchase Price Shares was equal to 80% of the offering price of the Company’s common stock in its last equity offering, which price was $0.34 per share.
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High			$ 1,000,000
Average Revenue, Maintained			20,000
Business Combination, Contingent Consideration, Liability											1,000,000			$ 678,111
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability											321,889
Payment for Contingent Consideration Liability, Operating Activities	$ 850,000
Escrow Deposit	$ 150,000
Business Combination, Consideration Transferred			27,975,650
Goodwill, Impairment Loss										25,185,003
Goodwill			25,742,899							$ 557,896	25,742,899
Share Price (in Dollars per share) | $ / shares										$ 0.06
Revenues										$ 11,917,629	$ 8,459,048
Oasis Acquisition [Member] | Oasis LLCs [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 5,995,543
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			90.00%
Debt Instrument, Face Amount			$ 4,000,000	4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares			22,058,823
Oasis Acquisition [Member] | Deposit [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 250,000
Oasis Acquisition [Member] | Additional Payments [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 1,800,000	$ 1,800,000
Original Contemplated Transaction Payment [Member] | Oasis Acquisition [Member] | Oasis LLCs [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 6,200,000